EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	1,462,933	1,903,101
Treasury RSUs
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	0	0